Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Credit losses Splitted by Class of Financial instrument (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 5,135,597	$ 5,968,329
Loans and other financing [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	5,069,726	5,951,735
Other debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	46,734	88
Contingent transactions [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	17,273	$ 16,506
Sundry debtors [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,654
Other debt securities at fair value through OCI [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 210